Gain Loss Recognized In Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of annuity embedded derivatives	$ (112,364)	$ 71,546	$ (2,473)
Policy fees	58,599	47,579	36,988
Derivative loss, net	(44,473)	(6,118)	(16,721)
Policyholder benefits	(143,893)	38,103	(23,570)
Market Value Liability Options
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of annuity embedded derivatives	3,969	(1,575)	(9,286)
Policy fees	681	1,061	301
Policyholder benefits	98	248	127
Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Derivative loss, net	93,758	(58,289)	110
Futures
Derivative Instruments, Gain (Loss) [Line Items]
Derivative loss, net	(26,878)	(20,684)	(14,786)
Over the Counter
Derivative Instruments, Gain (Loss) [Line Items]
Derivative loss, net	232
Guaranteed Minimum Withdrawal Benefit
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of annuity embedded derivatives	(101,961)	61,222	7,103
Guaranteed Minimum Accumulation Benefit
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of annuity embedded derivatives	$ (14,372)	$ 11,899	$ (290)